Summary of Amounts in Condensed Consolidated Balance Sheets due To or From Baxter (Detail) - Baxter - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Inventories	$ 29	$ 101
Assets to be transferred to Baxalta, held by Baxter	97	236
Other amounts due from Baxter	324	161
Due from Baxter	421	397
Liabilities to be transferred to Baxalta, held by Baxter	10	46
Other amounts due to Baxter	433	226
Due to Baxter	$ 443	$ 272